Offerings	Nov. 03, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	(1) Represents securities that may be offered and sold from time to time in one or more offerings by TuHURA Biosciences, Inc. (2) The amount to be registered consists of up to $250,000,000 of an indeterminate amount of debt securities, common stock, preferred stock, warrants, subscription rights, units and/or purchase contracts. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance, including any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (3) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (4) Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for shares of common stock, preferred stock, or debt securities registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. (5) Each unit will represent an interest in two or more securities, which may or may not be separable from one another.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	9,518,618
Maximum Aggregate Offering Price	$ 22,463,938.48
Carry Forward Form Type	S-1
Carry Forward File Number	333-289532
Carry Forward Initial Effective Date	Sep. 26, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,439.23
Offering Note	The Registrant previously registered the offer and sale of up to 9,321,545 shares of the Registrant's common stock, comprising up to (i) 4,570,629 shares of common stock and (ii) 4,750,916 shares of common stock issuable upon the exercise of warrants pursuant to a registration statement on Form S-1 (File No. 333-289532) initially filed with the Securities and Exchange Commission on August 12, 2025, and declared effective on September 26, 2025 (the "Resale Registration Statement), all of which remain unsold (the "Unsold Resale Securities"), and, in connection therewith, paid a filing fee of $3,439.23. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement on Form S-3 includes the Unsold Resale Securities, and the filing fee associated therewith (which amount is based on the filing fee in effect at the time of the filing of the Resale Registration Statement) is hereby carried forward to be applied to the Unsold Resale Securities and no additional filing fee is due with respect thereto. Pursuant to Rule 415(a)(6), the offering of the Unsold Resale Securities pursuant to the Resale Registration Statement shall be terminated as of the date of the effective date of this registration statement on Form S-3.